RECENTLY IMPLEMENTED ACCOUNTING STANDARDS Narrative (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jan. 01, 2014	Dec. 31, 2013	Dec. 31, 2012
Unrecognized Tax Benefits	$ 5,913	$ 3,500	$ 8,304	$ 8,227